Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry forward	$23,615,640	$31,980,117
Stock-based compensation	3,102,138	4,496,398
Fixed assets	320,571	-0-
Accrued bonus	54,155	-0-
Total deferred tax assets	27,092,705	36,476,515

Deferred tax liabilities:
Fixed assets	-0-	(17,231)
Less: valuation allowance	(27,092,705)	(36,459,254)
Total deferred tax liabilities	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31, 2017		December 31, 2016

Federal statutory rate	$(5,218,730)	35.00%	$(2,673,920)	35.00%
State income taxes – Idaho	(2,514)	0.02%	(2,455)	0.03%
State income taxes - Utah	(378,650)	2.54%	(191,070)	2.50%
State and local income taxes - NY	(17,300)	0.12%	(28,559)	0.37%
State income taxes - Florida	(8,754)	0.06%	-0-	0.00%
State income taxes – Montana	(7,019)	0.05%	-0-	0.00%
Change in valuation allowance	(9,366,549)	62.82%	4,091,895	(53.56%)
Net nontaxable income related to derivatives	(70,786)	0.47%	(1,214,608)	15.90%
Deferred remeasurement	15,181,980	(101.83%)	-0-	0.00%
Miscellaneous	(111,678)	0.75%	18,717	(0.24%)
	$-0-	0.00%	$-0-	0.00%